Transactions with Related Parties - Statements of Operations (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Voyage expenses	$ 947	$ 1,347	$ 1,180
Management fee income	478	153	0
Oceanbulk Maritime S.A. (e)
Related Party Transaction [Line Items]
Commision on sale of vessel	91	0	660
Office setup expenses	0	148	0
Interchart Shipping Inc. (a)
Related Party Transaction [Line Items]
Voyage expenses	1,134	1,237	1,540
Executive directors (b)
Related Party Transaction [Line Items]
Consultancy fees	453	3,505	874
Non-executive directors (b)
Related Party Transaction [Line Items]
Compensation	124	151	206
Combine Marine Inc (c)
Related Party Transaction [Line Items]
Office rent	0	48	0
Combine Marine Ltd. (d)
Related Party Transaction [Line Items]
Office rent	40	0	0
Maiden Voyage LLC (f)
Related Party Transaction [Line Items]
Management fee income	128	0	0
OOCAPE1 Holdings LLC (g)
Related Party Transaction [Line Items]
Management fee income	$ 76	$ 0	$ 0